Touchstone Ares Credit Opportunities Fund Expense Example, No Redemption - Touchstone Ares Credit Opportunities Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,014
Expense Example, No Redemption, 10 Years	$ 2,217